Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rate for Items in the Statements - Comprehensive Income and Cash Flow [Member]	Jun. 30, 2024	Jun. 30, 2023
HKD [Member]
Schedule of Exchange Rate for Items in the Statements [Line Items]
Exchange rate	7.8191	7.8394
RMB [Member]
Schedule of Exchange Rate for Items in the Statements [Line Items]
Exchange rate	7.215	6.9283